Document and Entity Information	Nov. 11, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2024
Registrant Name	Fidelity Puritan Trust
Central Index Key	0000081205
Investment Company Type	N-1A
Amendment Flag	false